N-2	Mar. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001762229
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	YieldStreet Prism Fund Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGY

The last paragraph under “Operating and Regulatory Structure” on pages 81 of the Prospectus is removed and replaced in its entirety with the following:

Leverage Facility

On March 23, 2023, we entered into a revolving credit facility (the “Credit Facility”) pursuant to a Loan, Guarantee and Security Agreement by and among the Company, as borrower, certain subsidiaries of the Company as guarantors, and Esquire Bank, National Association, as lender (the “Lender”), pursuant to which the Company may borrow up to an aggregate principal amount of $20 million outstanding any at time, subject to certain specified limitations and conditions. The Credit Facility includes an initial one-year term, which may be extended upon mutual agreement of the Company and Lender. Each of the Company and each guarantor have provided the Lender a security interest on substantially of its respective assets to secure the obligations under the Credit Facility.

As of March 30, 2023, the Fund did not yet have any amount outstanding under its credit facility. The Company expects to borrow under the Credit Facility opportunistically and may choose to increase or decrease its use of leverage from time to time based on the Company’s available liquidity and its assessment of market conditions and the investment environment. There can be no assurance that the Company will use leverage, that its leveraging strategy will be successful during any period in which it is employed or that it will be able to renew the Credit Facility on terms consistent with those available under the Credit Facility today, or on any terms at all.

Risk Factors [Table Text Block]

RISK FACTORS

The following risk factor set forth on pages 57-58 of the Prospectus is amended and restated as follows:

Risks Related to Debt Financing

If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us.

We expect to borrow funds opportunistically to make investments and may choose to increase or decrease its use of leverage from time to time based on the Company’s available liquidity and its assessment of market conditions and the investment environment. The use of borrowings, also known as leverage, increases the volatility of investments and magnifies the potential for loss on invested equity capital. If we use leverage to partially finance our investments, through borrowing from banks and other lenders, you will experience increased risks of investing in our shares. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income attributable to our stockholders to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make share distribution payments. Leverage is generally considered a speculative investment technique. There can be no assurance that the Company will use leverage or that its leveraging strategy will be successful during any period in which it is employed.

The use of leverage creates an opportunity for increased share net investment income distributions, but also creates risks for the holders of shares. We cannot assure you that the use of leverage, if employed, will result in a higher yield on the shares. Any leveraging strategy we employ may not be successful.

Leverage involves risks and special considerations for stockholders, including:

•	the likelihood of greater volatility of net asset value and distribution rate of the shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage we must pay will reduce the return to the stockholders; and

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the shares than if we were not leveraged.

Any decline in the net asset value of our Investments will be borne entirely by the holders of shares. Therefore, if the market value of our portfolio declines, leverage will result in a greater decrease in net asset value to the holders of shares than if we were not leveraged. While we may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that we will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of shares. Changes in the future direction of interest rates are very difficult to predict accurately. If we were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of shares relative to the circumstance where we had not reduced leverage. We may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Certain types of leverage used by us may result in us being subject to covenants relating to asset coverage and portfolio composition requirements. We may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any senior securities we may issue. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Our Adviser does not believe that these covenants or guidelines will impede them from managing our portfolio in accordance with our investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of our dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.

Subject to the requirements of the 1940 Act, we may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of our shares and the returns to our stockholders.

Risks Related To Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISK FACTORS

The following risk factor set forth on pages 57-58 of the Prospectus is amended and restated as follows:

Risks Related to Debt Financing

If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us.

We expect to borrow funds opportunistically to make investments and may choose to increase or decrease its use of leverage from time to time based on the Company’s available liquidity and its assessment of market conditions and the investment environment. The use of borrowings, also known as leverage, increases the volatility of investments and magnifies the potential for loss on invested equity capital. If we use leverage to partially finance our investments, through borrowing from banks and other lenders, you will experience increased risks of investing in our shares. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income attributable to our stockholders to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make share distribution payments. Leverage is generally considered a speculative investment technique. There can be no assurance that the Company will use leverage or that its leveraging strategy will be successful during any period in which it is employed.

The use of leverage creates an opportunity for increased share net investment income distributions, but also creates risks for the holders of shares. We cannot assure you that the use of leverage, if employed, will result in a higher yield on the shares. Any leveraging strategy we employ may not be successful.

Leverage involves risks and special considerations for stockholders, including:

•	the likelihood of greater volatility of net asset value and distribution rate of the shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage we must pay will reduce the return to the stockholders; and

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the shares than if we were not leveraged.

Any decline in the net asset value of our Investments will be borne entirely by the holders of shares. Therefore, if the market value of our portfolio declines, leverage will result in a greater decrease in net asset value to the holders of shares than if we were not leveraged. While we may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that we will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of shares. Changes in the future direction of interest rates are very difficult to predict accurately. If we were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of shares relative to the circumstance where we had not reduced leverage. We may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Certain types of leverage used by us may result in us being subject to covenants relating to asset coverage and portfolio composition requirements. We may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any senior securities we may issue. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Our Adviser does not believe that these covenants or guidelines will impede them from managing our portfolio in accordance with our investment objective and policies.

In addition to the foregoing, the use of leverage treated as indebtedness of the Company for U.S. federal income tax purposes may reduce the amount of our dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.

Subject to the requirements of the 1940 Act, we may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of our shares and the returns to our stockholders.